Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2022
Prospectus Date	rr_ProspectusDate	Oct. 10, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VictoryShares WestEnd U.S. Sector ETF | VictoryShares WestEnd U.S. Sector ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MODL